Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Operating activities:
Net loss	$ (18,461,522)	$ (347,911,084)	$ (180,419,837)	$ (280,850,619)
Items related to investment activities:
Income taxes and duties	18,244,619	343,823,489	446,612,429	375,258,833
Depreciation and amortization	7,279,679	137,187,010	153,382,040	156,704,513
Amortization of intangible assets	28,833	543,372	2,643,326
(Reversal of impairment) Impairment of wells, pipelines, properties, plant and equipment	5,151,562	97,082,214	(21,418,997)	151,444,560
Unsuccessful wells	3,799,605	71,604,308	15,443,086	6,164,624
Exploration costs	424,027	7,990,877	(2,171,218)	(1,447,761)
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	134,865	2,541,558	16,885,264	17,063,671
Disposal of held-for-sale current non - financial assets				2,808,360
Depreciation of rights of use	394,226	7,429,275
Net loss on available-for-sale financial assets				3,523,748
Decrease on available–for-sale financial assets				1,360,205
(Gain) on sale of share in joint ventures and associates			(701,171)	(3,139,103)
Unrealized foreign exchange (income) loss of reserve for well abandonment	(13,734)	(258,816)	(6,953,200)	7,774,000
Profit sharing in joint ventures and associates	61,442	1,157,893	(1,527,012)	(360,440)
Dividends				(180,675)
Items related to financing activities
Unrealized foreign exchange income	(4,151,984)	(78,244,974)	(19,762,208)	(16,685,439)
Interest expense	7,050,142	132,861,340	120,727,022	117,644,548
Interest income	(1,299,201)	(24,483,706)	(9,520,962)
Funds from operating activities	18,642,558	351,322,756	513,218,562	537,083,025
Funds used in operating activities
Income taxes and duties paid	(18,440,528)	(347,515,447)	(443,785,240)	(372,240,560)
Derivative financial instruments	617,710	11,640,873	5,880,442	(38,377,961)
Accounts receivable	(705,003)	(13,285,925)	(286,509)	(27,124,228)
Long-term accounts receivable				114,693
Intangible assets				(5,166,184)
Inventories	(34,472)	(649,629)	(18,163,638)	(17,966,870)
Other assets			(530,711)	(1,972,532)
Accounts payable and accrued expenses	60,359	1,137,483	1,706,268	4,544,794
Suppliers	2,470,724	46,561,282	9,887,334	(11,694,162)
Provisions for sundry creditors	(307,113)	(5,787,614)	(5,950,348)	(7,266,629)
Employee benefits	3,552,878	66,954,701	53,604,884	50,065,396
Other taxes and duties	(1,334,980)	(25,157,966)	26,205,546	(46,601,312)
Net cash flows from operating activities	4,522,133	85,220,514	141,786,590	63,397,470
Investing activities:
Long-term receivables from the Mexican Government			2,364,053
Resources from the sale of available-for-sale financial assets				8,026,836
Interest received for long-term receivable from the Mexican Government			187,615
Other notes receivable	3,654	68,863	1,246,763
Proceeds from the sale of associates			4,078,344	3,141,710
Interest received	860,544	16,217,132
Other assets	(37,721)	(710,867)
Acquisition of wells, pipelines, properties, plant and equipment	(5,818,654)	(109,653,693)	(94,003,596)	(91,859,465)
Intangible assets	(913,773)	(17,220,238)	(14,957,093)
Cash flows used in investing activities	(5,905,950)	(111,298,803)	(101,083,914)	(80,690,919)
Excess cash to apply in financing activities	(1,383,817)	(26,078,289)	40,702,676	(17,293,449)
Financing activities:
Increase in equity due to Certificates of Contribution "A"	6,480,748	122,131,000
Long-term receivables from the Mexican Government	1,724,241	32,493,666
Interest received for long-term receivable from the Mexican Government	329,591	6,211,217
Lease payments	(568,284)	(10,709,421)
Loans obtained from financial institutions	61,969,889	1,167,834,946	899,769,012	704,715,468
Debt payments, principal only	(62,882,977)	(1,185,042,283)	(841,033,392)	(642,059,819)
Interest paid	(6,789,273)	(127,945,203)	(115,289,389)	(108,910,417)
Net cash flows from (used in) financing activities	263,935	4,973,922	(56,553,769)	(46,254,768)
Net decrease in cash and cash equivalents	(1,119,882)	(21,104,367)	(15,851,093)	(63,548,217)
Effects of foreign exchange on cash balances	(9,889)	(186,411)	(88,252)	(2,132,542)
Cash and cash equivalents at the beginning of the period	4,346,593	81,912,409	97,851,754	163,532,513
Cash and cash equivalents at the end of the period (Note 9)	$ 3,216,821	$ 60,621,631	$ 81,912,409	$ 97,851,754